UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811- 06088

Western Asset Funds II, Inc.
(Exact name of registrant as specified in charter)

125 Broad Street, New York NY		10004
(Address of principal executive offices)		(Zip code)

Robert I. Frenkel, Esq. Legg Mason & Co., LLC 300 First Stamford Place, 4th Fl. Stamford, CT 06902
(Name and address of agent for service)

Registrant's telephone number, including area code:		1-800-451-2010

Date of fiscal year end:	February 28

Date of reporting period:	November 30, 2006

WESTERN ASSET FUNDS II, INC.

WESTERN ASSET GLOBAL HIGH YIELD BOND PORTFOLIO

WESTERN ASSET EMERGING MARKETS DEBT PORTFOLIO

FORM NQ

NOVEMBER 30, 2006

ITEM 1.                  SCHEDULES OF INVESTMENTS

Western Asset Global High Yield Bond Portfolio

Schedules of Investments (unaudited)	November 30, 2006

Face Amount	Security	Value
CORPORATE BONDS & NOTES — 79.4%

Aerospace & Defense — 1.4%
$600,000	Alliant Techsystems Inc., Senior Subordinated Notes, 6.750% due 4/1/16	$595,500
	DRS Technologies Inc., Senior Subordinated Notes:
175,000	6.875% due 11/1/13	177,188
225,000	6.625% due 2/1/16	227,812
6,632	Kac Acquisition Co., Subordinated Notes, 0.000% due 4/26/26	0
580,000	L-3 Communications Corp., Senior Subordinated Notes, 7.625% due 6/15/12	603,925

	Total Aerospace & Defense	1,604,425

Airlines — 0.2%
	Continental Airlines Inc.:
180,000	Notes, 8.750% due 12/1/11	182,025
18,907	Pass-Through Certificates, Series 1998-1, Class C, 6.541% due 9/15/09	18,943

	Total Airlines	200,968

Auto Components — 1.2%
425,000	Keystone Automotive Operations Inc., Senior Subordinated Notes, 9.750% due 11/1/13	420,750
223,000	TRW Automotive Inc., Senior Notes, 9.375% due 2/15/13	240,283
	Visteon Corp., Senior Notes:
365,000	8.250% due 8/1/10	356,787
435,000	7.000% due 3/10/14	382,800

	Total Auto Components	1,400,620

Automobiles — 3.0%
634,000	Bombardier Inc., 7.250% due 11/15/16 (a)	839,928
	Ford Motor Co.:
255,000	Debentures, 8.875% due 1/15/22	223,763
1,605,000	Notes, 7.450% due 7/16/31	1,277,981
1,250,000	General Motors Corp., Senior Debentures, 8.375% due 7/15/33	1,145,312
65,000	United Auto Group Inc., Senior Subordinated Bonds, 7.750% due 12/15/16 (a)	65,000

	Total Automobiles	3,551,984

Beverages — 0.5%
430,000	Belvedere, Senior Secured Bonds, 6.837% due 5/15/13 (a)(b)	587,308

Biotechnology — 0.1%
130,000	Angiotech Pharmaceuticals Inc., Senior Notes, 9.103% due 12/1/13 (a)(b)	130,000

Building Products — 1.4%
	Associated Materials Inc.:
385,000	Senior Discount Notes, step bond to yield 15.204% due 3/1/14	248,325
275,000	Senior Subordinated Notes, 9.750% due 4/15/12	282,562
340,000	Jacuzzi Brands Inc., Senior Secured Notes, 9.625% due 7/1/10	364,650
195,000	Nortek Inc., Senior Subordinated Notes, 8.500% due 9/1/14	189,150
825,000	NTK Holdings Inc., Senior Discount Notes, step bond to yield 4.480% due 3/1/14	573,375

	Total Building Products	1,658,062

Capital Markets — 0.7%
	E*TRADE Financial Corp., Senior Notes:
315,000	7.375% due 9/15/13	325,237
135,000	7.875% due 12/1/15	143,775
230,000	Smurfit Kappa Funding PLC, Senior Subordinated Notes, 7.750% due 4/1/15	303,467

	Total Capital Markets	772,479

Chemicals — 1.5%
350,000	Chemtura Corp., Senior Notes, 6.875% due 6/1/16	345,625

See Notes to Schedules of Investments.

Western Asset Global High Yield Bond Portfolio

Schedules of Investments (unaudited) (continued)	November 30, 2006

Face Amount	Security	Value
Chemicals — 1.5% (continued)
$400,000	Georgia Gulf Corp., Senior Notes, 9.500% due 10/15/14 (a)	$392,000
125,000	Huntsman International LLC, Senior Subordinated Notes, 7.875% due 11/15/14 (a)	126,250
	Lyondell Chemical Co., Senior Notes:
150,000	8.000% due 9/15/14	155,437
125,000	8.250% due 9/15/16	130,625
275,000	Methanex Corp., Senior Notes, 8.750% due 8/15/12	298,375
170,000	Montell Finance Co. BV, Debentures, 8.100% due 3/15/27 (a)	162,350
115,000	Westlake Chemical Corp., Senior Notes, 6.625% due 1/15/16	112,700

	Total Chemicals	1,723,362

Commercial Banks — 0.5%
530,000	Russian Agricultural Bank, Notes, 7.175% due 5/16/13 (a)	562,463

Commercial Services & Supplies — 1.6%
300,000	Allied Security Escrow Corp., Senior Subordinated Notes, 11.375% due 7/15/11	309,000
225,000	Brand Services Inc., Senior Notes, 12.000% due 10/15/12	250,627
405,000	DynCorp International LLC/DIV Capital Corporation, Senior Subordinated
	Notes, Series B, 9.500% due 2/15/13	427,275
225,000	ISS Global A/S, 4.750% due 9/18/10	287,919
240,000	Rental Services Corp., Senior Notes, 9.500% due 12/1/14 (a)	244,200
325,000	Safety-Kleen Services Inc., Senior Subordinated Notes, 9.250% due 6/1/08 (c)(d)	325
325,000	Windstream Corp., Senior Notes, 8.625% due 8/1/16 (a)	355,469

	Total Commercial Services & Supplies	1,874,815

Communications Equipment — 0.0%
15,000	Hawaiian Telcom Communications Inc., Senior Notes, Series B, 10.889% due 5/1/13 (b)	15,075

Consumer Finance — 3.5%
	Ford Motor Credit Co.:
910,000	Notes, 7.000% due 10/1/13	873,988
839,000	Senior Notes, 10.640% due 6/15/11 (a)(b)	895,924
	General Motors Acceptance Corp., Notes:
680,000	6.875% due 8/28/12	701,585
1,500,000	8.000% due 11/1/31	1,686,093

	Total Consumer Finance	4,157,590

Containers & Packaging — 2.8%
380,000	Berry Plastics Holding Corp., Senior Secured Notes, 8.875% due 9/15/14 (a)	385,225
645,000	Graham Packaging Co. Inc., Senior Subordinated Notes, 9.875% due 10/15/14	641,775
	Graphic Packaging International Corp.:
145,000	Senior Notes, 8.500% due 8/15/11	150,075
445,000	Senior Subordinated Notes, 9.500% due 8/15/13	460,575
600,000	Impress Holdings BV, Senior Secured Bonds, 8.512% due 9/15/13 (a)(b)	606,000
295,000	JSG Funding PLC, Senior Notes, 9.625% due 10/1/12	313,437
410,000	Owens-Brockway Glass Container Inc., Senior Secured Notes, 8.750% due 11/15/12	435,625
250,000	Plastipak Holdings Inc., Senior Notes, 8.500% due 12/15/15 (a)	257,500
275,000	Radnor Holdings Corp., Senior Notes, 11.000% due 3/15/10 (d)	31,625

	Total Containers & Packaging	3,281,837

Diversified Consumer Services — 1.1%
325,000	Education Management LLC/Education Management Corp., Senior Notes, 8.750% due 6/1/14 (a)	336,375
785,000	Hertz Corp., Senior Subordinated Notes, 10.500% due 1/1/16 (a)	859,575

See Notes to Schedules of Investments.

Western Asset Global High Yield Bond Portfolio

Schedules of Investments (unaudited) (continued)	November 30, 2006

Face Amount	Security	Value
Diversified Consumer Services — 1.1% (continued)
	Service Corp. International:
$50,000	Debentures, 7.875% due 2/1/13	$52,312
30,000	Senior Notes, 7.625% due 10/1/18	31,500

	Total Diversified Consumer Services	1,279,762

Diversified Financial Services — 4.4%
	Basell AF SCA:
360,000	Senior Secured Subordinated Second Priority Notes, 8.375% due 8/15/15 (a)	370,350
400,000	Senior Subordinated Notes, 8.375% due 8/15/15 (a)	566,887
320,000	CCM Merger Inc., Notes, 8.000% due 8/1/13 (a)	310,400
	CitiSteel USA Inc., Senior Secured Notes:
170,000	12.949% due 9/1/10 (b)	176,800
130,000	15.000% due 10/1/10 (a)(e)	143,000
225,000	FS Funding AS, 10.212% due 5/15/16 (a)(b)	305,820
145,000	Hexion U.S. Finance Corp./Hexion Nova Scotia Finance ULC, Senior Secured Notes,
	9.750% due 11/15/14 (a)	147,900
240,000	Idearc Inc., Senior Notes, 8.000% due 11/15/16 (a)	245,100
70,000	Milacron Escrow Corp., Senior Secured Notes, 11.500% due 5/15/11	66,500
340,000	MMG Fiduciary Trust Corp., 6.750% due 2/1/16	341,430
160,000	Sally Holdings LLC, Senior Subordinated Notes, 10.500% due 11/15/16 (a)	165,000
400,000	Standard Aero Holdings Inc., 8.250% due 9/1/14	402,000
530,000	TNK-BP Finance SA, 7.500% due 7/18/16 (a)	561,000
365,000	UCAR Finance Inc., Senior Notes, 10.250% due 2/15/12	386,900
270,000	UGS Corp., Senior Subordinated Notes, 10.000% due 6/1/12	295,650
750,000	Vanguard Health Holdings Co. II LLC, Senior Subordinated Notes, 9.000% due 10/1/14	753,750

	Total Diversified Financial Services	5,238,487

Diversified Telecommunication Services — 5.3%
	Cincinnati Bell Inc.:
415,000	Senior Notes, 7.000% due 2/15/15	411,887
135,000	Senior Subordinated Notes, 8.375% due 1/15/14	138,713
330,000	Cincinnati Bell Telephone Co., Senior Debentures, 6.300% due 12/1/28	298,650
355,000	Citizens Communications Co., Senior Notes, 9.000% due 8/15/31	388,725
430,000	Hawaiian Telcom Communications Inc., Senior Subordinated Notes, Series B, 12.500% due 5/1/15	450,425
210,000	Inmarsat Finance PLC, Senior Notes, 7.625% due 6/30/12	218,137
960,000	Intelsat Bermuda Ltd., Senior Notes, 11.250% due 6/15/16 (a)	1,057,200
225,000	Intelsat Ltd., Notes, 7.625% due 4/15/12	207,563
50,000	Level 3 Communications Inc., Senior Notes, 11.500% due 3/1/10	52,313
	Level 3 Financing Inc., Senior Notes:
160,000	11.800% due 3/15/11 (b)	170,000
160,000	9.250% due 11/1/14 (a)	162,600
	Nordic Telephone Co. Holdings, Senior Notes:
400,000	8.250% due 5/1/16 (a)	584,788
180,000	8.875% due 5/1/16 (a)	191,250
	NTL Cable PLC, Senior Notes:
325,000	8.750% due 4/15/14	341,250
280,000	9.750% due 4/15/14	583,740
220,000	9.125% due 8/15/16	233,750
	Qwest Communications International Inc., Senior Notes:
70,000	7.500% due 2/15/14	72,450
340,000	Series B, 7.500% due 2/15/14	351,900
300,000	Wind Acquisition Finance SA, Senior Bond, 10.750% due 12/1/15 (a)	339,750

	Total Diversified Telecommunication Services	6,255,091

See Notes to Schedules of Investments.

Western Asset Global High Yield Bond Portfolio

Schedules of Investments (unaudited) (continued)	November 30, 2006

Face Amount	Security	Value
Electric Utilities — 0.7%
$180,000	IPALCO Enterprises Inc., Secured Notes, 8.625% due 11/14/11	$196,200
363,138	Midwest Generation LLC, Pass-Through Certificates, Series B, 5.518% due 1/2/16	396,047
200,000	Orion Power Holdings Inc., Senior Notes, 12.000% due 5/1/10	227,500

	Total Electric Utilities	819,747

Electronic Equipment & Instruments — 0.2%
	NXP BV/NXP Funding LLC:
60,000	Senior Notes, 9.500% due 10/15/15 (a)	61,875
190,000	Senior Secured Bond, 7.875% due 10/15/14 (a)	196,175

	Total Electronic Equipment & Instruments	258,050

Energy Equipment & Services — 0.4%
200,000	Complete Production Services Inc., Senior Notes, 8.000% due 12/15/16 (a)	203,000
60,000	GulfMark Offshore Inc., Senior Subordinated Notes, 7.750% due 7/15/14	61,650
135,000	Pride International Inc., Senior Notes, 7.375% due 7/15/14	140,738
100,000	Universal Compression Inc., Senior Notes, 7.250% due 5/15/10	100,500

	Total Energy Equipment & Services	505,888

Food Products — 0.1%
100,000	Dole Food Co. Inc., Senior Notes, 7.250% due 6/15/10	94,625

Gas Utilities — 0.3%
420,000	Suburban Propane Partners LP/Suburban Energy Finance Corp., Senior Notes, 6.875% due 12/15/13	409,500

Health Care Equipment & Supplies — 1.0%
430,000	Fresenius Finance BV, 5.500% due 1/31/16 (a)	588,733
600,000	Fresenius Medical Care Capital Trust IV, 7.875% due 6/15/11	630,000

	Total Health Care Equipment & Supplies	1,218,733

Health Care Providers & Services — 3.1%
	DaVita Inc.:
255,000	Senior Notes, 6.625% due 3/15/13	254,363
305,000	Senior Subordinated Notes, 7.250% due 3/15/15	308,812
	HCA Inc.:
	Notes:
825,000	9.000% due 12/15/14	801,361
225,000	6.375% due 1/15/15	187,875
50,000	Senior Notes, 6.500% due 2/15/16	41,625
	Senior Secured Notes:
245,000	9.250% due 11/15/16 (a)	256,944
190,000	9.625% due 11/15/16 (a)	199,975
150,000	IASIS Healthcare LLC/IASIS Capital Corp., Senior Subordinated Notes,
	8.750% due 6/15/14	150,000
120,000	Omnicare Inc., Senior Subordinated Notes, 6.875% due 12/15/15	117,900
	Tenet Healthcare Corp., Senior Notes:
475,000	7.375% due 2/1/13	435,812
730,000	9.875% due 7/1/14	735,475
205,000	Triad Hospitals Inc., Senior Subordinated Notes, 7.000% due 11/15/13	206,538
	Total Health Care Providers & Services	3,696,680

Hotels, Restaurants & Leisure — 4.2%
350,000	Boyd Gaming Corp., Senior Subordinated Notes, 7.750% due 12/15/12	362,687
100,000	Caesars Entertainment Inc., Senior Subordinated Notes, 9.375% due 2/15/07	100,875
440,000	Carlson Wagonlit BV, 9.306% due 5/1/15 (a)(b)	604,584
115,000	El Pollo Loco Inc., Senior Notes, 11.750% due 11/15/13	123,050

See Notes to Schedules of Investments.

Western Asset Global High Yield Bond Portfolio

Schedules of Investments (unaudited) (continued)	November 30, 2006

Face Amount	Security	Value
Hotels, Restaurants & Leisure — 4.2% (continued)
$850,000	Inn of the Mountain Gods Resort & Casino, Senior Notes, 12.000% due 11/15/10	$909,500
275,000	Isle of Capri Casinos Inc., Senior Subordinated Notes, 7.000% due 3/1/14	270,531
	MGM MIRAGE Inc.:
130,000	Senior Notes, 8.500% due 9/15/10	139,425
105,000	Senior Subordinated Notes, 8.375% due 2/1/11	109,725
225,000	Mohegan Tribal Gaming Authority, Senior Subordinated Notes, 6.875% due 2/15/15	224,438
650,000	Penn National Gaming Inc., Senior Subordinated Notes, 6.750% due 3/1/15	641,875
600,000	Pinnacle Entertainment Inc., Senior Subordinated Notes, 8.250% due 3/15/12	615,000
50,000	River Rock Entertainment Authority, Senior Notes, 9.750% due 11/1/11	53,375
275,000	Sbarro Inc., Senior Notes, 11.000% due 9/15/09	280,844
	Station Casinos Inc.:
40,000	Senior Notes, 6.000% due 4/1/12	38,600
	Senior Subordinated Notes:
200,000	6.500% due 2/1/14	188,250
360,000	6.875% due 3/1/16	337,500

	Total Hotels, Restaurants & Leisure	5,000,259

Household Durables — 1.8%
290,000	Beazer Homes USA Inc., Senior Notes, 8.125% due 6/15/16	302,325
500,000	Holt Group Inc., Senior Notes, 9.750% due 1/15/06 (c)(d)(f)	0
400,000	Interface Inc., Senior Subordinated Notes, 9.500% due 2/1/14	418,000
475,000	K Hovnanian Enterprises Inc., Senior Notes, 8.625% due 1/15/17	501,125
785,000	Norcraft Cos. LP/Norcraft Finance Corp., Senior Subordinated Notes, 9.000% due 11/1/11	804,625
120,000	Norcraft Holdings LP/Norcraft Capital Corp., Senior Discount Notes, step bond to yield
	9.312% due 9/1/12	99,600

	Total Household Durables	2,125,675

Household Products — 0.4%
	Nutro Products Inc.:
70,000	Senior Notes, 9.400% due 10/15/13 (a)(b)	72,450
200,000	Senior Subordinated Notes, 10.750% due 4/15/14 (a)	218,000
	Spectrum Brands Inc., Senior Subordinated Notes:
80,000	8.500% due 10/1/13	72,000
125,000	7.375% due 2/1/15	105,938

	Total Household Products	468,388

Independent Power Producers & Energy Traders — 2.1%
330,000	AES China Generating Co., Ltd., Class A, 8.250% due 6/26/10	330,243
	AES Corp.:
	Senior Notes:
100,000	9.500% due 6/1/09	107,500
305,000	8.875% due 2/15/11	330,544
110,000	Senior Secured Notes, 9.000% due 5/15/15 (a)	118,663
80,000	Edison Mission Energy, Senior Notes, 7.500% due 6/15/13	83,400
535,000	Mirant North America LLC, Senior Notes, 7.375% due 12/31/13	544,362
	NRG Energy Inc., Senior Notes:
700,000	7.375% due 2/1/16	701,750
285,000	7.375% due 1/15/17	285,000

	Total Independent Power Producers & Energy Traders	2,501,462

Industrial Conglomerates — 0.3%
333,000	Koppers Inc., Senior Notes, 9.875% due 10/15/13	362,970

See Notes to Schedules of Investments.

Western Asset Global High Yield Bond Portfolio

Schedules of Investments (unaudited) (continued)	November 30, 2006

Face Amount	Security	Value
Insurance — 0.5%
$540,000	Crum & Forster Holdings Corp., Senior Notes, 10.375% due 6/15/13	$581,850

Internet & Catalog Retail — 0.4%
105,000	Brookstone Co. Inc., Senior Secured Notes, 12.000% due 10/15/12	102,244
407,000	FTD Inc., Senior Subordinated Notes, 7.750% due 2/15/14	409,544

	Total Internet & Catalog Retail	511,788

IT Services — 0.7%
805,000	Sungard Data Systems Inc., Senior Subordinated Notes, 10.250% due 8/15/15	857,325

Leisure Equipment & Products — 0.3%
295,000	WMG Acquisition Corp., Senior Subordinated Notes, 7.375% due 4/15/14	293,525

Life Sciences Tools & Services — 0.7%
630,000	Millipore Corp., 5.875% due 6/30/16	870,917

Machinery — 0.4%
269,000	Mueller Group Inc., Senior Subordinated Notes, 10.000% due 5/1/12	293,883
190,000	Mueller Holdings Inc., Senior Discount Notes, step bond to yield 10.727% due 4/15/14	168,150

	Total Machinery	462,033

Media — 11.5%
	Affinion Group Inc.:
455,000	Senior Notes, 10.125% due 10/15/13	483,438
70,000	Senior Subordinated Notes, 11.500% due 10/15/15	74,200
695,000	AMC Entertainment Inc., Senior Subordinated Notes, 11.000% due 2/1/16	770,581
	CCH I Holdings LLC/CCH I Holdings Capital Corp.:
100,000	Senior Accreting Notes, step bond to yield 17.441% due 1/15/15	86,000
430,000	Senior Notes, 11.750% due 5/15/14	376,250
24,000	Senior Secured Notes, 11.000% due 10/1/15 (a)	23,520
	CCH II LLC/CCH II Capital Corp., Senior Notes:
500,000	10.250% due 9/15/10	525,000
502,000	10.250% due 10/1/13 (a)	527,100
590,000	Central European Media Enterprises Ltd., 8.250% due 5/15/12 (a)	856,695
80,000	Charter Communications Holdings LLC, Senior Discount Notes, step bond to yield
	15.255% due 1/15/12	73,200
	Charter Communications Holdings LLC/Charter Communications Holdings Capital Corp., Senior Discount Notes:
25,000	9.920% due 4/1/11	22,500
105,000	11.750% due 5/15/11	97,650
150,000	Chukchansi Economic Development Authority, Senior Notes, 8.000% due 11/15/13 (a)	155,625
210,000	CMP Susquehanna Corp., Senior Subordinated Notes, 9.875% due 5/15/14 (a)	207,375
	CSC Holdings Inc.:
195,000	Senior Debentures, Series B, 8.125% due 8/15/09	202,556
525,000	Senior Notes, 7.250% due 4/15/12 (a)	518,438
290,000	Dex Media West LLC/Dex Media Finance Co., Senior Subordinated Notes, Series B,
	9.875% due 8/15/13	317,550
575,000	EchoStar DBS Corp., Senior Notes, 6.625% due 10/1/14	559,188
390,000	Houghton Mifflin Co., Senior Discount Notes, step bond to yield 10.666% due 10/15/13	373,425
70,000	ION Media Networks Inc., Secured Notes, 11.624% due 1/15/13 (a)(b)	70,700
515,000	Kabel Deutschland GmbH, Senior Notes, 10.625% due 7/1/14	570,362
	Lamar Media Corp., Senior Subordinated Notes:
90,000	7.250% due 1/1/13	90,900
295,000	6.625% due 8/15/15	287,994
400,000	Lighthouse International Co. SA, 8.000% due 4/30/14 (a)	582,799

See Notes to Schedules of Investments.

Western Asset Global High Yield Bond Portfolio

Schedules of Investments (unaudited) (continued)	November 30, 2006

Face Amount	Security	Value
Media — 11.5% (continued)
$520,000	LodgeNet Entertainment Corp., Senior Subordinated Notes, 9.500% due 6/15/13	$559,000
405,000	Primedia Inc., Senior Notes, 8.875% due 5/15/11	400,950
560,000	Quebecor Media Inc., Senior Notes, 7.750% due 3/15/16	569,800
	R.H. Donnelley Corp., Senior Discount Notes:
400,000	Series A-1, 6.875% due 1/15/13	385,000
150,000	Series A-2, 6.875% due 1/15/13	144,375
75,000	R.H. Donnelley Finance Corp. I, Senior Subordinated Notes, 10.875% due 12/15/12 (a)	82,125
	Rainbow National Services LLC:
120,000	Senior Notes, 8.750% due 9/1/12 (a)	126,600
75,000	Senior Subordinated Debentures, 10.375% due 9/1/14 (a)	83,625
525,000	Rogers Cable Inc., Senior Second Priority Debentures, 8.750% due 5/1/32	626,719
680,000	UPC Holding BV, Senior Notes, 7.750% due 1/15/14 (a)	893,824
300,000	Videotron Ltee., Senior Notes, 6.375% due 12/15/15	291,750
	WDAC Subsidiary Corp., Senior Notes:
600,000	8.375% due 12/1/14 (a)	619,500
430,000	8.500% due 12/1/14 (a)	595,148
	XM Satellite Radio Inc., Senior Notes:
135,000	9.871% due 5/1/13 (b)	130,950
230,000	9.750% due 5/1/14	228,850

	Total Media	13,591,262

Metals & Mining — 1.9%
500,000	Metals USA Inc., Senior Secured Notes, 11.125% due 12/1/15	556,250
420,000	Pipe Holding Plc, Secured Notes, 7.750% due 11/1/11 (a)	851,833
340,000	RathGibson Inc., Senior Notes, 11.250% due 2/15/14 (a)	358,700
500,000	Republic Technologies International LLC/RTI Capital Corp., Senior Secured Notes, 13.750% due 7/15/09 (c)(d)(f)	0
	Vale Overseas Ltd., Notes:
370,000	8.250% due 1/17/34	440,909
20,000	6.875% due 11/21/36	20,523

	Total Metals & Mining	2,228,215

Multi-Utilities — 0.8%
480,000	Heating Finance PLC, Notes, 7.875% due 3/31/14 (a)	895,547

Multiline Retail — 0.5%
525,000	Neiman Marcus Group Inc., Senior Subordinated Notes, 10.375% due 10/15/15	583,406

Office Electronics — 0.4%
450,000	Xerox Corp., Senior Notes, 6.750% due 2/1/17	480,771

Oil, Gas & Consumable Fuels — 9.9%
620,000	Belden & Blake Corp., Secured Notes, 8.750% due 7/15/12	635,500
	Chesapeake Energy Corp., Senior Notes:
125,000	7.500% due 6/15/14	129,688
225,000	7.000% due 8/15/14	227,250
285,000	6.500% due 8/15/17	273,600
225,000	Cimarex Energy Co., Senior Notes, 9.600% due 3/15/12	237,656
90,000	Colorado Interstate Gas Co., Senior Notes, 6.800% due 11/15/15	93,736
130,000	Compagnie Generale de Geophysique SA, Senior Notes, 7.500% due 5/15/15	130,975
250,000	Costilla Energy Inc., Senior Subordinated Notes, 0.000% due 10/1/06 (c)(d)(f)	0
	El Paso Corp.:
1,065,000	Medium-Term Notes, 7.750% due 1/15/32	1,134,225
525,000	Notes, 7.875% due 6/15/12	553,875

See Notes to Schedules of Investments.

Western Asset Global High Yield Bond Portfolio

Schedules of Investments (unaudited) (continued)	November 30, 2006

Face Amount	Security	Value
Oil, Gas & Consumable Fuels — 9.9% (continued)
$250,000	Enterprise Products Operating LP, Junior Subordinated Notes, 8.375% due 8/1/66 (b)	$271,693
500,000	EXCO Resources Inc., Senior Notes, 7.250% due 1/15/11	497,500
	Gazprom:
	Bonds:
7,490,000	Series A7, 0.259% due 10/29/09 (b)	285,404
2,500,000	Series A8, 0.267% due 10/27/11 (b)	95,262
290,000	Notes, 6.212% due 11/22/16 (a)	292,537
5,028,000	Gazprom OAO, Series A6, 0.265% due 8/6/09 (b)	192,979
280,000	International Coal Group Inc., Senior Notes, 10.250% due 7/15/14	275,800
230,000	Mariner Energy Inc., Senior Notes, 7.500% due 4/15/13	224,250
145,000	Northwest Pipeline Corp., Senior Notes, 7.000% due 6/15/16	152,794
75,000	OMI Corp., Senior Notes, 7.625% due 12/1/13	76,969
300,000	Parker Drilling Co., Senior Notes, 9.625% due 10/1/13	330,000
600,000	Pemex Project Funding Master Trust, Notes, 6.625% due 6/15/35 (a)	615,750
330,000	PetroHawk Energy Corp., Senior Notes, 9.125% due 7/15/13	345,262
800,000	Petrozuata Finance Inc., 8.220% due 4/1/17 (a)	792,000
	Pogo Producing Co., Senior Subordinated Notes:
220,000	7.875% due 5/1/13 (a)	226,600
300,000	Series B, 8.250% due 4/15/11	309,375
375,000	Quicksilver Resources Inc., Senior Subordinated Notes, 7.125% due 4/1/16	361,875
455,000	SemGroup LP, Senior Notes, 8.750% due 11/15/15 (a)	461,825
25,000	SESI LLC, Senior Notes, 6.875% due 6/1/14	25,125
	Stone Energy Corp., Senior Subordinated Notes:
600,000	8.250% due 12/15/11	595,500
25,000	6.750% due 12/15/14	24,000
	Whiting Petroleum Corp., Senior Subordinated Notes:
25,000	7.250% due 5/1/12	25,125
600,000	7.000% due 2/1/14	603,000
	Williams Cos. Inc.:
	Notes:
75,000	7.125% due 9/1/11	78,000
360,000	7.875% due 9/1/21	386,100
125,000	8.750% due 3/15/32	140,937
600,000	Senior Notes, 7.625% due 7/15/19	639,000

	Total Oil, Gas & Consumable Fuels	11,741,167

Paper & Forest Products — 1.5%
575,000	Appleton Papers Inc., Senior Subordinated Notes, Series B, 9.750% due 6/15/14	577,875
	NewPage Corp.:
	Senior Secured Notes:
20,000	10.000% due 5/1/12	21,150
430,000	11.621% due 5/1/12 (b)	467,625
170,000	Senior Subordinated Notes, 12.000% due 5/1/13	180,200
300,000	Smurfit Capital Funding PLC, Debentures, 7.500% due 11/20/25	285,000
	Verso Paper Holdings LLC:
180,000	Senior Secured Notes, 9.125% due 8/1/14 (a)	188,100
75,000	Senior Subordinated Notes, 11.375% due 8/1/16 (a)	78,375

	Total Paper & Forest Products	1,798,325

Pharmaceuticals — 1.0%
590,000	Leiner Health Products Inc., Senior Subordinated Notes, 11.000% due 6/1/12	601,800
650,000	Valeant Pharmaceuticals International, Senior Notes, 7.000% due 12/15/11	627,250

	Total Pharmaceuticals	1,229,050

See Notes to Schedules of Investments.

Western Asset Global High Yield Bond Portfolio

Schedules of Investments (unaudited) (continued)	November 30, 2006

Face Amount	Security	Value
Real Estate Investment Trusts (REITs) — 0.8%
$20,000	Forest City Enterprises Inc., Senior Notes, 7.625% due 6/1/15	$20,500
245,000	Host Marriott LP, Senior Notes, Series Q, 6.750% due 6/1/16	247,144
265,000	Kimball Hill Inc., Senior Subordinated Notes, 10.500% due 12/15/12	240,487
	Ventas Realty LP/Ventas Capital Corp., Senior Notes:
80,000	7.125% due 6/1/15	83,600
110,000	6.500% due 6/1/16	111,787
235,000	6.750% due 4/1/17	241,169

	Total Real Estate Investment Trusts (REITs)	944,687

Real Estate Management & Development — 0.0%
60,000	Ashton Woods USA LLC/Ashton Woods Finance Co., Senior Subordinated Notes, 9.500% due 10/1/15	51,900

Road & Rail — 0.5%
	Grupo Transportacion Ferroviaria Mexicana SA de CV, Senior Notes:
505,000	9.375% due 5/1/12	542,875
30,000	12.500% due 6/15/12	32,775

	Total Road & Rail	575,650

Semiconductors & Semiconductor Equipment — 0.3%
405,000	Freescale Semiconductor Inc., Senior Notes, 8.875% due 12/15/14 (a)	408,038

Software — 0.4%
305,000	Activant Solutions Inc., Senior Subordinated Notes, 9.500% due 5/1/16 (a)	286,700
175,000	UGS Capital Corp. II, Senior Subordinated Notes, 10.380% due 6/1/11 (a)(e)	185,500

	Total Software	472,200

Specialty Retail — 0.5%
110,000	AutoNation Inc., Senior Notes, 7.374% due 4/15/13 (b)	110,550
320,000	Blockbuster Inc., Senior Subordinated Notes, 9.000% due 9/1/12	309,600
370,000	Flooring America Inc., Senior Notes, Series B, 9.250% due 10/15/07 (c)(d)(f)	0
80,000	Linens ‘n Things Inc., Senior Secured Notes, 10.999% due 1/15/14 (b)	78,600
	Michaels Stores Inc.:
70,000	Senior Subordinated Notes, 11.375% due 11/1/16 (a)	72,100
90,000	Subordinated Notes, step bond to yield 13.226% due 11/1/16 (a)	49,050

	Total Specialty Retail	619,900

Textiles, Apparel & Luxury Goods — 1.1%
	Levi Strauss & Co., Senior Notes:
400,000	8.625% due 4/1/13	568,876
350,000	9.750% due 1/15/15	375,812
225,000	Simmons Bedding Co., Senior Subordinated Notes, 7.875% due 1/15/14	225,000
100,000	Simmons Co., Senior Discount Notes, step bond to yield 9.995% due 12/15/14	76,500

	Total Textiles, Apparel & Luxury Goods	1,246,188

Tobacco — 0.1%
90,000	Alliance One International Inc., Senior Notes, 11.000% due 5/15/12	95,850

Trading Companies & Distributors — 0.8%
180,000	Ashtead Capital Inc., Notes, 9.000% due 8/15/16 (a)	193,500
145,000	H&E Equipment Services Inc., Senior Notes, 8.375% due 7/15/16	150,437
565,000	Penhall International Corp., Senior Secured Notes, 12.000% due 8/1/14 (a)	613,025

	Total Trading Companies & Distributors	956,962

Wireless Telecommunication Services — 0.6%
70,000	Metropcs Wireless Inc., Senior Notes, 9.250% due 11/1/14 (a)	71,488

See Notes to Schedules of Investments.

Western Asset Global High Yield Bond Portfolio

Schedules of Investments (unaudited) (continued)	November 30, 2006

Face Amount	Security	Value
Wireless Telecommunication Services — 0.6% (continued)
$60,000	Rogers Wireless Communications Inc., Senior Secured Notes, 7.250% due 12/15/12	$63,450
180,000	Rogers Wireless Inc., Senior Subordinated Notes, 8.000% due 12/15/12	191,700
340,000	Rural Cellular Corp., Senior Notes, 9.875% due 2/1/10	361,250

	Total Wireless Telecommunication Services	687,888

	TOTAL CORPORATE BONDS & NOTES (Cost — $92,966,688)	93,940,749

ASSET-BACKED SECURITY — 0.0%
Diversified Financial Services — 0.0%
370,387	Airplanes Pass-Through Trust, Subordinated Notes, Series D, 10.875% due 3/15/19 (c)(f) (Cost — $376,176)	0

SOVEREIGN BONDS — 13.9%
Argentina — 1.8%
	Republic of Argentina:
1,417,500	5.590% due 8/3/12 (b)	1,324,354
1,171,419	Bonds, 2.080% due 1/3/10 (b)	778,520

	Total Argentina	2,102,874

Brazil — 4.4%
3,940,000	Federative Republic of Brazil, 11.000% due 8/17/40	5,241,185

Colombia — 0.9%
1,048,000	Republic of Colombia, 7.375% due 9/18/37	1,095,160

Ecuador — 0.3%
380,000	Republic of Ecuador, 10.000% due 8/15/30 (b)	355,300

Indonesia — 0.4%
370,000	Republic of Indonesia, 8.500% due 10/12/35 (a)	448,625

Panama — 0.7%
592,000	Republic of Panama, 9.375% due 4/1/29	793,280

Peru — 0.8%
770,000	Republic of Peru, 8.750% due 11/21/33	994,648

Philippines — 0.6%
640,000	Republic of the Philippines, 7.750% due 1/14/31	711,600

Turkey — 1.2%
1,440,000	Republic of Turkey, Notes, 6.875% due 3/17/36	1,357,200

Uruguay — 0.5%
520,000	Republic of Uruguay, 8.000% due 11/18/22	582,400

Venezuela — 2.3%
	Bolivarian Republic of Venezuela:
2,080,000	5.750% due 2/26/16	1,947,920
599,000	Collective Action Securities, 9.375% due 1/13/34	764,923

	Total Venezuela	2,712,843

	TOTAL SOVEREIGN BONDS (Cost — $15,895,542)	16,395,115

See Notes to Schedules of Investments.

Western Asset Global High Yield Bond Portfolio

Schedules of Investments (unaudited) (continued)	November 30, 2006

Shares	Security	Value
COMMON STOCKS — 0.1%
CONSUMER DISCRETIONARY — 0.0%
Household Durables — 0.0%
1,594,550	Home Interiors & Gifts Inc. (c)(f)*	$15,946
2,998	Mattress Discounters Corp. (c)(f)*	0

	TOTAL CONSUMER DISCRETIONARY	15,946

CONSUMER STAPLES — 0.0%
Food Products — 0.0%
112	Imperial Sugar Co.	2,580

INDUSTRIALS — 0.0%
Commercial Services & Supplies — 0.0%
8,621	Continental AFA Dispensing Co. (c)(f)*	47,415

INFORMATION TECHNOLOGY — 0.0%
Computers & Peripherals — 0.0%
4,055	Axiohm Transaction Solutions Inc. (c)(f)*	0

MATERIALS — 0.1%
Chemicals — 0.1%
9,957	Applied Extrusion Technologies Inc., Class A Shares *	59,742

	TOTAL COMMON STOCKS (Cost — $1,211,870)	125,683

ESCROWED SHARES(c)(d)(f) — 0.0%
375,000	Breed Technologies Inc. *	0
375,000	Pillowtex Corp. *	0
264,806	Vlasic Foods International Inc. *	5,296

	TOTAL ESCROWED SHARES (Cost — $0)	5,296

PREFERRED STOCKS — 0.2%
ENERGY — 0.2%
Oil, Gas & Consumable Fuels — 0.2%
804	Chesapeake Energy Corp., Convertible, 6.250%	226,527

FINANCIALS — 0.0%
Diversified Financial Services — 0.0%
439	TCR Holdings Corp., Class B Shares (c)(f)*	1
241	TCR Holdings Corp., Class C Shares (c)(f)*	0
636	TCR Holdings Corp., Class D Shares (c)(f)*	1
1,316	TCR Holdings Corp., Class E Shares (c)(f)*	1

	TOTAL FINANCIALS	3

	TOTAL PREFERRED STOCKS (Cost — $202,158)	226,530

Warrants
WARRANTS — 0.0%
160	Brown Jordan International Inc., Expires 8/15/07 (a)*	2
803,849	ContiFinancial Corp., Liquidating Trust, Units of Interest (Represents interest in a trust in the liquidation of ContiFinancial Corp. and its affiliates) (c)(f)*	2
200	Leap Wireless International Inc., Expires 4/15/10 (a)(f)*	0
500	Mattress Discounters Co., Expires 7/15/07 (a)(c)(f)*	0
2,521	Pillowtex Corp., Expires 11/24/09 (c)(f)*	0

	TOTAL WARRANTS (Cost — $13,803)	4

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost — $110,666,237)	110,693,377

See Notes to Schedules of Investments.

Western Asset Global High Yield Bond Portfolio

Schedules of Investments (unaudited) (continued)	November 30, 2006

Face Amount	Security	Value
SHORT-TERM INVESTMENTS — 5.6%
Certificate of Deposit (Yankee) — 0.2%
$200,000	UBS AG Jersey Branch, 3.841% due 1/11/07 (Cost — $200,174)	$200,174

Sovereign Bonds — 1.4%
	Egypt Treasury Bills:
3,450,000	Series 364, zero coupon bond to yield 9.643% due 11/20/07	550,958
1,325,000	Zero coupon bond to yield 9.646% due 4/17/07	223,460
5,375,000	Zero coupon bond to yield 9.544% due 10/30/07	863,535

	Total Sovereign Bonds (Cost — $1,636,329)	1,637,953

Repurchase Agreement — 4.0%
4,786,000	Nomura Securities International Inc. repurchase agreement dated 11/30/06, 5.280% due 12/1/06; Proceeds at maturity - $4,786,702; (Fully collateralized by various U.S government agency and Treasury obligations, 3.375% to 8.125% due 4/18/08 to 8/15/19; Market value - $4,882,742) (Cost — $4,786,000)	4,786,000

	TOTAL SHORT-TERM INVESTMENTS (Cost — $6,622,503)	6,624,127

	TOTAL INVESTMENTS — 99.2% (Cost — $117,288,740#)	117,317,504
	Other Assets in Excess of Liabilities — 0.8%	914,243

	TOTAL NET ASSETS — 100.0%	$118,231,747

*	Non-income producing security.
(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(b)	Variable rate security. Interest rate disclosed is that which is in effect at November 30, 2006.
(c)	Illiquid security.
(d)	Security is currently in default.
(e)	Payment-in-kind security for which part of the income earned may be paid as additional principal.
(f)	Security is valued in good faith at fair value by or under the direction of the Board of Directors (See Note 1).
#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedules of Investments.

Western Asset Emerging Markets Debt Portfolio

Schedules of Investments (unaudited) (continued)	November 30, 2006

Face Amount†		Security	Value
SOVEREIGN BONDS — 70.4%
Argentina — 4.3%
		Republic of Argentina:
202,000	EUR	9.000% due 6/20/03 (a)	$83,372
452,000	DEM	7.000% due 3/18/04 (a)	96,151
154,000	DEM	11.250% due 4/10/06 (a)	33,542
476,000	EUR	10.250% due 1/26/07 (a)	204,351
120,000		5.590% due 8/3/12 (b)	112,115
451,441	ARS	Bonds, 2.000% due 1/3/10 (b)	300,026
		GDP Linked Securities:
5,000		0.624% due 12/15/35 (b)	645
527,522	ARS	0.649% due 12/15/35 (b)	19,540
40,000	EUR	0.662% due 12/15/35 (b)	6,752
		Total Argentina	856,494
Brazil — 15.2%
		Federative Republic of Brazil:
866,000		11.000% due 8/17/40	1,151,996
		Collective Action Securities:
399,000		8.750% due 2/4/25	489,773
1,258,000		Notes, 8.000% due 1/15/15	1,404,242
		Total Brazil	3,046,011
Colombia — 3.2%
612,000		Republic of Colombia, 7.375% due 9/18/37	639,540
Ecuador — 1.2%
247,000		Republic of Ecuador, 10.000% due 8/15/30 (c)	230,945
El Salvador — 1.9%
323,000		Republic of El Salvador, 7.750% due 1/24/23 (c)	373,065
Indonesia — 0.7%
118,000		Republic of Indonesia, 8.500% due 10/12/35 (c)	143,075
Malaysia — 0.7%
142,000		Penerbangan Malaysia Berhad, 5.625% due 3/15/16 (c)	145,884
Mexico — 11.5%
		United Mexican States, Medium-Term Notes:
1,926,000		5.625% due 1/15/17	1,937,556
		Series A:
2,000		8.000% due 9/24/22	2,449
310,000		7.500% due 4/8/33	368,047
		Total Mexico	2,308,052
Panama — 2.5%
377,000		Republic of Panama, 9.375% due 4/1/29	505,180
Peru — 2.9%
		Republic of Peru:
400,000		8.750% due 11/21/33	516,700
63,360		FLIRB, 5.000% due 3/7/17 (b)	62,726
		Total Peru	579,426
Philippines — 1.4%
		Republic of the Philippines:
128,000		10.625% due 3/16/25	180,800
92,000		7.750% due 1/14/31	102,293
		Total Philippines	283,093

See Notes to Schedules of Investments.

Western Asset Emerging Markets Debt Portfolio

Schedules of Investments (unaudited) (continued)	November 30, 2006

Face Amount†		Security	Value
Russia — 11.0%
1,927,000		Russian Federation, 5.000% due 3/31/30 (c)	$2,193,167
South Africa — 1.5%
291,000		Republic of South Africa, 6.500% due 6/2/14	309,551
Turkey — 3.6%
		Republic of Turkey:
335,000		11.875% due 1/15/30	510,875
215,000		Notes, 6.875% due 3/17/36	202,638
		Total Turkey	713,513
Uruguay — 1.5%
266,655		Republic of Uruguay, Benchmark Bonds, 7.875% due 1/15/33 (d)	293,654
Venezuela — 7.3%
		Bolivarian Republic of Venezuela:
106,000		8.500% due 10/8/14	118,588
882,000		5.750% due 2/26/16	825,993
412,000		Collective Action Securities, 9.375% due 1/13/34	526,124
		Total Venezuela	1,470,705
		TOTAL SOVEREIGN BONDS (Cost — $13,075,895)	14,091,355
CORPORATE BONDS & NOTES — 21.3%
Brazil — 2.1%
		Vale Overseas Ltd., Notes:
268,000		6.250% due 1/11/16	272,282
127,000		8.250% due 1/17/34	151,339
		Total Brazil	423,621
Chile — 1.7%
1,000		Corporacion Nacional del Cobre-Codelco, Notes, 5.500% due 10/15/13 (c)	1,014
		Enersis SA, Notes:
277,000		7.375% due 1/15/14	301,599
28,000		7.400% due 12/1/16	31,113
		Total Chile	333,726
Luxembourg — 0.2%
50,000		Gazprom, Notes, 6.212% due 11/22/16 (c)	50,438
Malaysia — 0.5%
100,000		Sarawak International Inc., Senior Bonds, 5.500% due 8/3/15	99,602
Mexico — 6.4%
10,000		Axtel SA de CV, 11.000% due 12/15/13	11,150
50,000		Banco Mercantil del Norte SA, Bonds, 6.135% due 10/13/16 (b)(c)	50,924
10,000		Grupo Transportacion Ferroviaria Mexicana SA de CV, Senior Notes, 12.500% due 6/15/12	10,925
		Pemex Project Funding Master Trust:
127,000		9.125% due 10/13/10	143,256
250,000		Guaranteed Bonds, 9.500% due 9/15/27	337,500
460,000		Notes, 6.625% due 6/15/35 (c)	472,075
2,700,000	MXN	Telefonos de Mexico SA de CV, Senior Notes, 8.799% due 1/31/16	249,081
		Total Mexico	1,274,911
Russia — 7.5%
		Gazprom, Bonds:
12,470,000	RUB	Series A7, 6.790% due 10/29/09	475,165

See Notes to Schedules of Investments.

Western Asset Emerging Markets Debt Portfolio

Schedules of Investments (unaudited) (continued)	November 30, 2006

Face Amount†		Security	Value
Russia — 7.5% (continued)
4,160,000	RUB	Series A8, 7.000% due 10/27/11	$158,516
4,680,000	RUB	Gazprom OAO, Series A6, 6.950% due 8/6/09	179,623
340,000		Russian Agricultural Bank, Notes, 7.175% due 5/16/13 (c)	360,825
300,000		TNK-BP Finance SA, 7.500% due 7/18/16 (c)	317,547
		Total Russia	1,491,676
Venezuela — 2.9%
590,000		Petrozuata Finance Inc., 8.220% due 4/1/17 (c)	575,250
		TOTAL CORPORATE BONDS & NOTES (Cost — $4,140,011)	4,249,224

Warrants
WARRANT — 0.4%
2,590		Bolivarian Republic of Venezuela, Oil-linked payment obligations, Expires 4/15/20* (Cost — $0)	84,498
		TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost — $17,215,906)	18,425,077
Face Amount†
SHORT-TERM INVESTMENTS — 6.1%
Certificate of Deposit (Yankee) — 1.0%
200,000		UBS AG Jersey Branch, 3.841% due 1/11/07 (Cost — $200,174)	200,174
Sovereign Bonds — 4.8%
		Egypt Treasury Bills:
		Series 364:
350,000	EGP	Zero coupon bond to yield 9.491% due 11/6/07	56,160
550,000	EGP	Zero coupon bond to yield 9.521% due 11/20/07	87,834
850,000	EGP	Zero coupon bond to yield 9.646% due 4/17/07	143,301
4,200,000	EGP	Zero coupon bond to yield 9.534% due 10/30/07	674,765
		Total Sovereign Bonds	962,060
Repurchase Agreement — 0.3%
53,000		Nomura Securities International Inc. repurchase agreement dated 11/30/06, 5.280% due 12/1/06; Proceeds at maturity - $53,008; (Fully collateralized by U.S Treasury Bond, 8.125% due 8/15/09; Market value - $54,151) (Cost — $53,000)	53,000
		TOTAL SHORT-TERM INVESTMENTS (Cost — $1,213,694)	1,215,234
		TOTAL INVESTMENTS — 98.2% (Cost — $18,429,600#)	19,640,311
		Other Assets in Excess of Liabilities — 1.8%	366,650
		TOTAL NET ASSETS — 100.0%	$20,006,961

*	Non-income producing security.
†	Face amount denominated in U.S. dollars, unless otherwise noted.
(a)	Security is currently in default.
(b)	Variable rate security. Interest rate disclosed is that which is in effect at November 30, 2006.
(c)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(d)	Payment-in-kind security for which part of the income earned may be paid as additional principal.
#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedules of Investments.

Western Asset Emerging Markets Debt Portfolio

Schedules of Investments (unaudited) (continued)	November 30, 2006

Abbreviations used in this schedule:
ARS - Argentine Peso
DEM - German Mark
EGP - Egyptian Pound
EUR - Euro
FLIRB - Front-Loaded Interest Reduction Bonds
GDP - Gross Domestic Product
MXN - Mexican Peso
RUB - Russian Ruble

See Notes to Schedules of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Western Asset Global High Yield Bond Portfolio (“Global High Yield Bond Portfolio”), formerly known as Salomon Brothers Institutional High Yield Bond Fund and Western Asset Emerging Market Debt Portfolio (“Emerging Markets Debt Portfolio”), formerly known as Salomon Brothers Institutional Emerging Markets Debt Fund, non-diversified funds, (collectively, the “Funds”) are separate investment funds of the Western Asset Funds II, Inc. (“Series”), formerly known as Salomon Brothers Institutional Series Funds Inc. The Series is, a Maryland corporation registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Funds and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Debt securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value. Publicly traded foreign government debt securities are typically traded internationally in the over-the-counter market, and are valued at the mean between the bid and the ask prices as of the close of the business of that market.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Funds’ policy that their custodian or a third party custodian take possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.

(c) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(d) Credit and Market Risk. The Fund invests in high yield instruments that are subject to certain credit and market risks. The yields of high yield obligations reflect, among other things, perceived credit and market risks. The Funds’ investment in securities rated below investment grade typically involves risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading.

(e) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At November 30, 2006, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
High Yield Bond Fund	$ 4,179,988	$ (4,151,224)	$ 28,764
Emerging Markets Debt Fund	1,226,361	(15,650)	1,210,711

ITEM 2.                                                     CONTROLS AND PROCEDURES.

(a)                                  The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934

(b)                                 There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.                                                     EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset Funds II, Inc.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date	January 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date	January 29, 2007

By	/s/ Frances M. Guggino
Frances M. Guggino
Chief Financial Officer

Date	January 29, 2007